Jan. 19, 2024
Treasury Securities Portfolio
Treasury Securities Portfolio

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 19, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2023

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Effective immediately, each Prospectus is hereby amended as follows:

The second sentence in the first paragraph of the sections of each Prospectus titled "Fund Summary—Government Portfolio—Principal Investment Strategies", "Fund Summary—Government Securities Portfolio—Principal Investment Strategies", "Fund Summary—Treasury Portfolio—Principal Investment Strategies", "Fund Summary—Treasury Securities Portfolio—Principal Investment Strategies", "Details of the Funds—Government Portfolio—Approach", "Details of the Funds—Government Securities Portfolio—Approach", "Details of the Funds—Treasury Portfolio—Approach" and "Details of the Funds—Treasury Securities Portfolio—Approach" is hereby deleted and replaced with the following:

The Fund is permitted to hold a portion of its assets in cash.

Please retain this supplement for future reference.